Schedule of Antidilutive Shares (Details) - shares	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	41,723,074	21,943,580	28,508,497	9,070,467
Public and Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	9,000,000	9,000,000	9,000,000
PIPE Common Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	10,632,256
Other Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	1,446,144	1,154,945
Earnout shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	3,500,000	3,500,000	3,500,000
PIPE Make Whole Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares		1,052,030
RaGE Earnout [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	642,809		1,285,618
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	7,845,099
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	6,204,146	4,444,192	4,463,253	209,494
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares	2,452,620	2,792,413	2,740,846	5,905,684
PIPE Common Warrants And Placement Agent Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares			5,956,835
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares				2,254,901
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Shares			1,561,945	700,388